UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-01236

Deutsche Market Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 8/31

Date of reporting period: 5/31/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                                       as of May 31, 2016 (Unaudited)

Deutsche Select Alternative Allocation Fund

	Shares	Value ($)
Mutual Funds 90.1%
Deutsche Diversified Market Neutral Fund "Institutional"* (a)	3,401,511	27,994,439
Deutsche Enhanced Commodity Strategy Fund "Institutional" (a)	2,561,527	31,891,009
Deutsche Enhanced Emerging Markets Fixed Income Fund "Institutional" (a)	3,564,305	32,506,459
Deutsche Floating Rate Fund "Institutional" (a)	3,920,628	32,972,480
Deutsche Global Inflation Fund "Institutional" (a)	2,652,308	26,310,900
Deutsche Global Infrastructure Fund "Institutional" (a)	3,418,506	47,312,120
Deutsche Global Real Estate Securities Fund "Institutional" (a)	891,932	8,116,580
Deutsche Real Estate Securities Fund "Institutional" (a)	847,907	18,908,330
Deutsche Strategic Equity Long/Short Fund "Institutional" (a)	345,372	3,077,264
Total Mutual Funds (Cost $216,630,914)		229,089,581
Exchange-Traded Fund 6.0%
SPDR Barclays Convertible Securities Fund (Cost $13,734,525)	349,858	15,299,290
Cash Equivalents 4.1%
Deutsche Central Cash Management Government Fund, 0.39% (a) (b) (Cost $10,523,431)	10,523,431	10,523,431
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $240,888,870) †	100.2	254,912,302
Other Assets and Liabilities, Net	(0.2)	(592,103)
Net Assets	100.0	254,320,199

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
†	The cost for federal income tax purposes was $240,888,870. At May 31, 2016, net unrealized appreciation for all securities based on tax cost was $14,023,432. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $24,571,057 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $10,547,625.
(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc.
(b)	The rate shown is the annualized seven-day yield at period end.
SPDR: Standard & Poor's Depositary Receipt

A summary of the Fund’s transactions with affiliated Underlying Deutsche Funds during the period ended May 31, 2016 is as follows:

Affiliate	Value ($) at August 31, 2015	Purchases Cost ($)	Sales Proceeds ($)	Realized Gain/(Loss) ($)	Income Distribu- tions ($)	Capital Gain Distribu- tions ($)	Value ($) at May 31, 2016
Deutsche Diversified Market Neutral Fund	43,306,855	2,985,000	16,696,000	(1,836,685)	—	—	27,994,439
Deutsche Enhanced Commodity Strategy Fund	48,493,604	1,113,628	16,506,000	(6,825,876)	125,628	—	31,891,009
Deutsche Enhanced Emerging Markets Fixed Income Fund	60,330,113	1,712,079	28,965,000	(4,428,489)	1,712,079	—	32,506,459
Deutsche Floating Rate Fund	48,885,750	3,974,087	16,872,000	(1,399,901)	1,495,087	—	32,972,480
Deutsche Global Inflation Fund	35,065,945	4,336,836	13,169,000	(146,914)	465,836	—	26,310,900
Deutsche Global Infrastructure Fund	65,917,903	5,568,999	25,388,000	3,181,085	534,999	—	47,312,120
Deutsche Global Real Estate Securities Fund	19,425,752	318,666	12,519,000	169,493	318,666	—	8,116,580
Deutsche Real Estate Securities Fund	24,497,577	2,187,475	9,339,000	(591,873)	395,662	1,791,813	18,908,330
Deutsche Real Estate Securities Income Fund	1,877,018	193,980	2,143,290	(235,627)	53,404	55,576	—
Deutsche Strategic Equity Long/Short Fund	4,946,465	49,369	1,691,000	(162,529)	49,369	—	3,077,264
Central Cash Management Government Fund	3,855,748	135,563,142	128,895,459	—	13,351	—	10,523,431
Total	356,602,730	158,003,261	272,183,749	(12,277,316)	5,164,081	1,847,389	239,613,012

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2016 in valuing the Fund's investments

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$229,089,581	$—	$—	$229,089,581
Exchange-Traded Fund	15,299,290	—	—	15,299,290
Short-Term Investments	10,523,431	—	—	10,523,431
Total	$254,912,302	$—	$—	$254,912,302

There have been no transfers between fair value measurement levels during the period ended May 31, 2016.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Select Alternative Allocation Fund, a series of Deutsche Market Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 22, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 22, 2016